SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD shares	Jan. 01, 2017 USD ($) shares	Jan. 01, 2017 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, end of fiscal period (in shares)	3,022,000	3,022,000
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	2,532,000	2,532,000	1,895,000	1,895,000
Granted (in shares)			714,000	714,000
Exercised (in shares)	(269,000)	(269,000)	(77,000)	(77,000)
Number, outstanding, end of fiscal period (in shares)	2,263,000	2,263,000	2,532,000	2,532,000
Weighted exercise price, outstanding, beginning of fiscal period (in CAD per share) | CAD		CAD 31.18		CAD 29.78
Granted (in CAD per share) | CAD				33.01
Exercised (in CAD per share) | CAD		16.43		13.76
Weighted exercise price, outstanding, end of fiscal period (in CAD per share) | CAD		CAD 32.94		CAD 31.18
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	0	0
Granted (in shares)	759,000	759,000
Number, outstanding, end of fiscal period (in shares)	759,000	759,000	0	0
Weighted exercise price, outstanding, beginning of fiscal period (in CAD per share) | $	$ 0.00
Granted (in CAD per share) | $	29.01
Weighted exercise price, outstanding, end of fiscal period (in CAD per share) | $	$ 29.01		$ 0.00